                                                                               .
                                                                               .
                                                                               .

                                                      (COLUMBIA MANAGEMENT LOGO)

                     PROSPECTUS SUPPLEMENT -- AUGUST 6, 2010

FUND (Prospectus
Date)                  PROSPECTUS FORM #
----------------------------------------
RIVERSOURCE 120/20
  CONTRARIAN EQUITY
  FUND (6/29/10)       S-6519-99 E
RIVERSOURCE ABSOLUTE
  RETURN CURRENCY AND
  INCOME FUND
  (12/30/09)           S-6502-99 H
RIVERSOURCE BALANCED
  (11/27/09)           S-6326-99 AE
RIVERSOURCE
  CALIFORNIA TAX-
  EXEMPT FUND
  (10/30/09)           S-6328-99 AJ
RIVERSOURCE CASH
  MANAGEMENT FUND
  (9/29/09)            S-6320-99 AG
RIVERSOURCE CASH
  MANAGEMENT
  FUND - CLASS Z
  (4/1/10)             S-6548-99 A
RIVERSOURCE
  DISCIPLINED EQUITY
  FUND (9/29/09)       S-6263-99 J
RIVERSOURCE
  DISCIPLINED
  INTERNATIONAL
  EQUITY FUND
  (12/30/09)           S-6506-99 F
RIVERSOURCE
  DISCIPLINED
  LARGE CAP GROWTH
  FUND (11/27/09)      S-6285-99 E
RIVERSOURCE
  DISCIPLINED
  LARGE CAP VALUE
  FUND (11/27/09)      S-6523-99 D
RIVERSOURCE
  DISCIPLINED
  SMALL AND MID CAP
  EQUITY FUND
  (9/29/09)            S-6505-99 F
RIVERSOURCE
  DISCIPLINED
  SMALL CAP VALUE
  FUND (9/29/09)       S-6397-99 F
RIVERSOURCE
  DIVERSIFIED BOND
  FUND (10/30/09)      S-6495-99 AD
RIVERSOURCE
  DIVERSIFIED
  EQUITY INCOME FUND
  (11/27/09)           S-6475-99 AE
RIVERSOURCE DIVIDEND
  OPPORTUNITY FUND
  (8/28/09)(8/27/10)   S-6341-99 AE/AF
RIVERSOURCE EMERGING
  MARKETS BOND FUND
  (12/30/09)           S-6398-99 F
RIVERSOURCE EQUITY
  VALUE FUND
  (5/28/10)            S-6382-99 Y
RIVERSOURCE FLOATING
  RATE FUND (9/29/09)  S-6501-99 F
RIVERSOURCE GLOBAL
  BOND FUND
  (12/30/09)           S-6309-99 AF
RIVERSOURCE
  GOVERNMENT
  MONEY MARKET FUND
  (3/1/10)             SL-9905-99 A
RIVERSOURCE HIGH
  YIELD BOND FUND
  (7/30/10)            S-6370-99 AF
RIVERSOURCE INCOME
  BUILDER BASIC
  INCOME FUND
  (4/1/10)             S-6394-99 G
RIVERSOURCE INCOME
  BUILDER ENHANCED
  INCOME FUND
  (4/1/10)             S-6394-99 G
RIVERSOURCE INCOME
  BUILDER MODERATE
  INCOME FUND
  (4/1/10)             S-6394-99 G
RIVERSOURCE INCOME
  OPPORTUNITIES FUND
  (9/29/09)            S-6266-99 J
RIVERSOURCE INFLATION
  PROTECTED
  SECURITIES FUND
  (9/29/09)            S-6280-99 H
RIVERSOURCE
  INTERMEDIATE
  TAX-EXEMPT FUND
  (1/29/10)            S-6355-99 V
RIVERSOURCE LASALLE
  GLOBAL REAL ESTATE
  FUND (3/1/10)        SL-9910-99 A



--------------------------------------------------------------------------------
S-6400-11 A (8/10)
Valid until next update

FUND (Prospectus
Date)                  PROSPECTUS FORM #
----------------------------------------
RIVERSOURCE LASALLE
  MONTHLY DIVIDEND
  REAL ESTATE FUND
  (3/1/10)             SL-9910-99 A
RIVERSOURCE LIMITED
  DURATION BOND FUND
  (9/29/09)            S-6265-99 J
RIVERSOURCE MID CAP
  GROWTH FUND
  (1/22/10)            S-6426-99 AF
RIVERSOURCE MID CAP
  VALUE FUND
  (11/27/09)           S-6241-99 L
RIVERSOURCE MINNESOTA
  TAX-EXEMPT FUND
  (10/30/09)           S-6328-99 AJ
RIVERSOURCE NEW YORK
  TAX-EXEMPT FUND
  (10/30/09)           S-6328-99 AJ
RIVERSOURCE PARTNERS
  FUNDAMENTAL VALUE
  FUND (7/30/10)       S-6236-99 N
RIVERSOURCE PARTNERS
  INTERNATIONAL
  SELECT GROWTH FUND
  (12/30/09)           S-6243-99 N
RIVERSOURCE PARTNERS
  INTERNATIONAL
  SELECT VALUE FUND
  (12/30/09)           S-6242-99 N
RIVERSOURCE PARTNERS
  INTERNATIONAL SMALL
  CAP FUND (12/30/09)  S-6258-99 L
RIVERSOURCE PARTNERS
  SMALL CAP VALUE
  FUND (7/30/10)       S-6239-99 N
RIVERSOURCE PORTFOLIO
  BUILDER AGGRESSIVE
  FUND (4/1/10)        S-6282-99 J
RIVERSOURCE PORTFOLIO
  BUILDER
  CONSERVATIVE FUND
  (4/1/10)             S-6282-99 J
RIVERSOURCE PORTFOLIO
  BUILDER MODERATE
  AGGRESSIVE FUND
  (4/1/10)             S-6282-99 J
RIVERSOURCE PORTFOLIO
  BUILDER MODERATE
  CONSERVATIVE FUND
  (4/1/10)             S-6282-99 J
RIVERSOURCE PORTFOLIO
  BUILDER MODERATE
  FUND (4/1/10)        S-6282-99 J
RIVERSOURCE PORTFOLIO
  BUILDER TOTAL
  EQUITY FUND
  (4/1/10)             S-6282-99 J
RIVERSOURCE PRECIOUS
  METALS AND MINING
  FUND (5/28/10)       S-6142-99 AG
RIVERSOURCE REAL
  ESTATE FUND
  (8/28/09)(8/27/10)   S-6281-99 H/J
RIVERSOURCE RECOVERY
  AND INFRASTRUCTURE
  FUND (6/29/10)       S-6529-99 D
RIVERSOURCE
  RETIREMENT PLUS
  2010 FUND (6/29/10)  S-6507-99 G
RIVERSOURCE
  RETIREMENT PLUS
  2015 FUND (6/29/10)  S-6507-99 G
RIVERSOURCE
  RETIREMENT PLUS
  2020 FUND (6/29/10)  S-6507-99 G
RIVERSOURCE
  RETIREMENT PLUS
  2025 FUND (6/29/10)  S-6507-99 G
RIVERSOURCE
  RETIREMENT PLUS
  2030 FUND (6/29/10)  S-6507-99 G
RIVERSOURCE
  RETIREMENT PLUS
  2035 FUND (6/29/10)  S-6507-99 G
RIVERSOURCE
  RETIREMENT PLUS
  2040 FUND (6/29/10)  S-6507-99 G
RIVERSOURCE
  RETIREMENT PLUS
  2045 FUND (6/29/10)  S-6507-99 G
RIVERSOURCE S&P 500
  INDEX FUND (4/1/10)  S-6434-99 R
RIVERSOURCE SHORT
  DURATION U.S.
  GOVERNMENT FUND
  (7/30/10)            S-6042-99 AG
RIVERSOURCE SMALL
  COMPANY INDEX FUND
  (4/1/10)             S-6357-99 W
RIVERSOURCE STRATEGIC
  ALLOCATION FUND
  (11/27/09)           S-6141-99 AF
RIVERSOURCE STRATEGIC
  INCOME ALLOCATION
  FUND (11/27/09)      S-6287-99 E
RIVERSOURCE TAX-
  EXEMPT BOND FUND
  (1/29/10)            S-6310-99 AG
RIVERSOURCE TAX-
  EXEMPT HIGH INCOME
  FUND (1/29/10)       S-6430-99 AG

FUND (Prospectus
Date)                  PROSPECTUS FORM #
----------------------------------------
RIVERSOURCE U.S.
  GOVERNMENT MORTGAGE
  FUND (7/30/10)       S-6245-99 M
SELIGMAN CAPITAL FUND
  (3/1/10)             SL-9906-99 A
SELIGMAN
  COMMUNICATIONS
  AND INFORMATION
  FUND (3/1/10)        SL-9907-99 A
SELIGMAN FRONTIER
  FUND (12/30/09)      SL-9904-99 A
SELIGMAN GLOBAL
  TECHNOLOGY FUND
  (12/30/09)           SL-9903-99 A
SELIGMAN GROWTH FUND
  (3/1/10)             SL-9908-99 A
SELIGMAN LARGE-CAP
  VALUE FUND (3/1/10)  SL-9911-99 A
SELIGMAN SMALLER-CAP
  VALUE FUND (3/1/10)  SL-9911-99 A
SELIGMAN TARGETFUND
  2015 (11/27/09)      SL-9901-99 A
SELIGMAN TARGETFUND
  2025 (11/27/09)      SL-9901-99 A
SELIGMAN TARGETFUND
  2035 (11/27/09)      SL-9901-99 A
SELIGMAN TARGETFUND
  2045 (11/27/09)      SL-9901-99 A
SELIGMAN TARGETFUND
  CORE (11/27/09)      SL-9901-99 A
SELIGMAN CALIFORNIA
  MUNICIPAL HIGH-
  YIELD FUND
  (11/27/09)           SL-9902-99 A
SELIGMAN CALIFORNIA
  MUNICIPAL QUALITY
  FUND (11/27/09)      SL-9902-99 A
SELIGMAN MINNESOTA
  MUNICIPAL FUND
  (11/27/09)           SL-9902-99 A
SELIGMAN NATIONAL
  MUNICIPAL FUND
  (11/27/09)           SL-9902-99 A
SELIGMAN NEW YORK
  MUNICIPAL FUND
  (11/27/09)           SL-9902-99 A
THREADNEEDLE ASIA
  PACIFIC
  FUND(12/30/09)       S-6532-99 C
THREADNEEDLE EMERGING
  MARKETS FUND
  (12/30/09)           S-6354-99 W
THREADNEEDLE EUROPEAN
  EQUITY FUND
  (12/30/09)           S-6006-99 P
THREADNEEDLE GLOBAL
  EQUITY FUND
  (12/30/09)           S-6334-99 AH
THREADNEEDLE GLOBAL
  EQUITY INCOME FUND
  (12/30/09)           S-6525-99 AH
THREADNEEDLE GLOBAL
  EXTENDED ALPHA FUND
  (12/30/09)           S-6527-99 AH
THREADNEEDLE
  INTERNATIONAL
  OPPORTUNITY FUND
  (12/30/09)           S-6140-99 AH

Effective September 7, 2010 (the Effective Date), the Columbia funds, Columbia Acorn funds and RiverSource funds (including the Seligman and Threadneedle branded funds) share the same policies and procedures for investor services, as described herein. For example, for purposes of calculating the initial sales charge on the purchase of Class A shares of a fund, an investor or financial advisor should consider the combined market value of all Columbia, Columbia Acorn, RiverSource, Seligman and Threadneedle funds owned by the investor. For details on this particular policy, see below in this Supplement the restatement of the section "RIGHTS OF ACCUMULATION (ROA)."

For purposes of this Supplement, the Columbia funds and Columbia Acorn funds and portfolios are collectively referred to as the Columbia funds. The RiverSource funds (including the Seligman and Threadneedle branded funds) are collectively referred to as the RiverSource funds. Together the Columbia funds and the RiverSource funds are referred to as the Funds. On September 27, 2010, certain of the RiverSource, Seligman and Threadneedle funds will change their names to reflect the Columbia brand. Regardless of the name change to a RiverSource fund, a Seligman fund or a Threadneedle fund, each of these Funds should be regarded as a RiverSource fund, Seligman fund or Threadneedle fund (per their current name) and should not be considered a "Columbia fund" for purposes of this Supplement.

The following terms have the following meaning: Columbia Management or the investment manager means Columbia Management Investment Advisers, LLC, the Transfer Agent means Columbia Management Investment Services Corp., and the Distributor means Columbia Management Investment Distributors, Inc. In addition, as used throughout this Supplement, the terms "selling agent" and "servicing agent" refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries.

Additional information about the Funds can be obtained by contacting the following:
--------------------------------------------------------------------------------

        WEBSITES*             TOLL-FREE NUMBERS**        MAILING ADDRESSES**
    FOR COLUMBIA FUNDS         FOR COLUMBIA FUNDS           FOR ALL FUNDS:
       AT ANY TIME                AT ANY TIME               Regular Mail:
      AND ALL FUNDS              AND ALL FUNDS                The Funds
       ON AND AFTER               ON AND AFTER         c/o Columbia Management
   SEPTEMBER 27, 2010:         SEPTEMBER 7, 2010:        Investment  Services
 www.columbiamanagement.-         800.345.6611                  Corp.
           com                                              P.O. Box 8081
                                                        Boston, MA 02266-8081

   FOR RIVERSOURCE AND       FOR RIVERSOURCE FUNDS          Express Mail:
    THREADNEEDLE FUNDS            ON OR BEFORE                The Funds
       ON OR BEFORE            SEPTEMBER 6, 2010:      c/o Columbia Management
   SEPTEMBER 26, 2010:            800.221.2450        Investment Services Corp.
   www.riversource.com                                       30 Dan Road
                                                        Canton, MA 02021-2809

    FOR SELIGMAN FUNDS
       ON OR BEFORE
   SEPTEMBER 26, 2010:
     www.seligman.com


--------------------------------------------------------------------------------

* The website references in this prospectus supplement are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus supplement.
** For those Funds with a prospectus Summary section entitled "BUYING AND SELLING SHARES -- EXCHANGING OR SELLING SHARES," the information therein is amended to reflect the toll free numbers and mailing addresses noted here.

On the Effective Date, certain of the RiverSource fund share classes will be converted or redesignated (renamed) and certain share classes will be closed. Each conversion and renaming will be treated as a non-reportable, non-taxable transaction. The current share classes offered by the RiverSource funds (which includes the Seligman and Threadneedle branded funds) and their status as of the Effective Date (or other date, as noted below) are as follows:

--------------------------------------------------------------------
CURRENT SHARE CLASS (PRIOR TO THE  SHARE CLASS ON AND AFTER THE
EFFECTIVE DATE)                    EFFECTIVE DATE
--------------------------------------------------------------------
Class A                            Class A
--------------------------------------------------------------------
Class B                            Class B (Closed to new and
                                   existing investors)
--------------------------------------------------------------------
Class C                            Class C
--------------------------------------------------------------------
Class D                            Renamed as Class A
--------------------------------------------------------------------
Class E*                           Renamed as Class Z*
--------------------------------------------------------------------
Class I                            Class I
--------------------------------------------------------------------
Class R2                           Renamed as Class R
--------------------------------------------------------------------
Class R3                           Class R3 (Closed to new investors
                                   effective December 31, 2010)**
--------------------------------------------------------------------
Class R4                           Class R4 (Closed to new investors
                                   effective December 31, 2010)**
--------------------------------------------------------------------
Class R5                           Class R5 (Closed to new investors
                                   effective December 31, 2010)**
--------------------------------------------------------------------
Class W                            Class W
--------------------------------------------------------------------
Class Y                            Converted to or Renamed as Class
                                   Z***
--------------------------------------------------------------------
Class Z                            Class Z
--------------------------------------------------------------------



* Relates to RiverSource S&P 500 Index Fund.
** Class R3, R4 and Class R5 shares are closed to new investors as of the close of business on December 31, 2010, as further described below in this Supplement. *** For RiverSource Cash Management Fund, Class Y shares will be converted to Class Z shares on or about August 27, 2010. For RiverSource Retirement Plus Funds, Class Y shares will be renamed as Class Z shares on the Effective Date.

Accordingly, on the Effective Date, the RiverSource funds will offer the following share classes: Class A, Class C, Class I, Class R, Class W and Class Z shares, and will offer Class R3, Class R4 and Class R5 until their close effective at the close of business on December 31, 2010.

The following changes are effective on the Effective Date:

The following information replaces the information under and including the captions "Buying and Selling Shares -- Description of Share
Classes -- Investment Options -- Classes of Shares -- Investment Options Summary" (which is renamed as "Choosing a Share Class -- Comparison of the Share Classes").

Not all Funds offer every class of shares. The Fund offers the class(es) of shares set forth on the cover of this prospectus (the Fund may also offer other classes of shares through a separate prospectus). Each share class has its own investment eligibility criteria, cost structure and other features. You may not be eligible for every share class. If you purchase shares of the Fund through a retirement plan or other product or program sponsored by your financial intermediary, not all share classes may be made available to you. The following summarizes the primary features of the Class A, Class C, Class I, Class R (formerly Class R2), Class R3, Class R4, Class R5, Class W and Class Z shares (but, as stated above, the Fund offers only the classes of shares set forth on the cover of this prospectus). Although as of the Effective Date Class B shares are closed to new and existing investors, information relating to Class B shares is included in the table below because certain qualifying purchase orders for Class B shares are permitted, as described below. When deciding which class of shares to buy, you should consider, among other things:

- The amount you plan to invest.

- How long you intend to remain invested in the Fund.

- The expenses for each share class.

- Whether you may be eligible for reduction or waiver of sales charges when you buy or sell shares.

Each investor's personal situation is different and you may wish to discuss with your financial intermediary which share class is best for you. Your authorized financial intermediary or financial advisor can help you determine which share class(es) is available to you and to decide which class of shares best meets your needs.

-----------------------------------------------------------------
                                                         CONVER-
             ELIGIBLE INVESTORS AND        INVESTMENT      SION
         MINIMUM INITIAL INVESTMENTS(A)      LIMITS      FEATURES
-----------------------------------------------------------------
CLASS    Class A shares are available     none          none
A*       to the general public for
         investment; minimum initial
         investments generally range
         from $0 to $2,000.***
-----------------------------------------------------------------
CLASS    Effective September 7, 2010,     up to         convert
B*       the RiverSource funds no         $49,999       to Class
         longer accept investments from                 A shares
         new or existing investors in                   generally
         Class B shares, except through                 eight
         reinvestment of dividend                       years
         and/or capital gain                            after
         distributions by existing                      purcha-
         Class B shareholders, or a                     se(e)
         permitted exchange as
         described below.**
-----------------------------------------------------------------
CLASS    Class C shares are available     up to         none
C*       to the general public for        $999,999;
         investment; minimum initial      no limit
         investments range from $0 to     for
         $2,000.***                       eligible
                                          employee
                                          benefit
                                          plans(+)
-----------------------------------------------------------------
CLASS    Class I shares are only          none          none
I*       available to the Funds.
-----------------------------------------------------------------
CLASS    Class R shares are only          none          none
R        available to eligible
(FOR-    retirement plans and health
MERLY    savings accounts.
CLASS
R2)*
-----------------------------------------------------------------
CLASS    Effective after the close of     none          none
R3*      business on December 31, 2010,
         Class R3 shares are closed to
         new investors. The share class
         is available only to qualified
         employee benefit plans, trust
         companies or similar
         institutions, 501(c)(3)
         charitable organizations, non-
         qualified deferred
         compensation plans whose
         participants are included in a
         qualified employee benefit
         plan described above, 529
         plans, and health savings
         accounts.(g)
-----------------------------------------------------------------
CLASS    Effective after the close of     none          none
R4*      business on December 31, 2010,
         Class R4 shares are closed to
         new investors. The share class
         is available to qualified
         employee benefit plans, trust
         companies or similar
         institutions, 501(c)(3)
         charitable organizations, non-
         qualified deferred
         compensation plans whose
         participants are included in a
         qualified employee benefit
         plan described above, 529
         plans, and health savings
         accounts.(g)
-----------------------------------------------------------------
CLASS    Effective after the close of     none          none
R5*      business on December 31, 2010,
         Class R5 shares are closed to
         new investors. The share class
         is available to qualified
         employee benefit plans, trust
         companies or similar
         institutions, 501(c)(3)
         charitable organizations, non-
         qualified deferred
         compensation plans whose
         participants are included in a
         qualified employee benefit
         plan described above, 529
         plans, health savings accounts
         and, if approved by the
         Distributor, institutional or
         corporate accounts above a
         threshold established by the
         Distributor (currently $1
         million per Fund or $10
         million in all Funds) and bank
         trust departments.(g)
-----------------------------------------------------------------
CLASS    Class W shares are only          none          none
W*       available to investors
         purchasing through authorized
         investment programs managed by
         investment professionals,
         including discretionary
         managed account programs.
-----------------------------------------------------------------
CLASS    Class Z shares are available     none          none
Z*       only to certain eligible
         investors, which are subject
         to different minimum initial
         investment requirements. These
         minimum initial investment
         amounts range from $0 to
         $2,000.***
-----------------------------------------------------------------

-----------------------------------------------------------------------
                                                   MAXIMUM
                                                   DISTRI-
                                                   BUTION
         FRONT-END                                   AND
           SALES                                   SERVICE   NON 12B-1
           CHAR-         CONTINGENT DEFERRED       (12B-1)    SERVICE
           GES(B)     SALES CHARGES (CDSCS)(B)     FEES(C)      FEES
-----------------------------------------------------------------------
CLASS    5.75%       a CDSC applies only to       0.25%      none
A*       maximum,    certain investments of       distri-
         declining   between $1 million and $50   bution
         to 0.00%    million redeemed within 18   and
         on          months of purchase,          service
         invest-     charged as follows: 1.00%    fees,
         ments of    CDSC if redeemed within 12   except
         $1          months of purchase, and      River-
         million     0.50% CDSC if redeemed       Source
         or more     more than 12, but less       Cash
                     than 18, months after        Manage-
         none,       purchase(d)                  ment
         money                                    Fund,
         market                                   which
         Funds and                                pays
         River-                                   0.10%
         Source                                   distri-
         S&P 500                                  bution
         Index                                    and
         Fund(d)                                  service
                                                  fees
-----------------------------------------------------------------------
CLASS    none        5.00% maximum, gradually     0.75%      none
B*                   declining to 0.00% after     distri-
                     six years(e)                 bution
                                                  fee and
                                                  0.25%
                                                  service
                                                  fee,
                                                  except
                                                  River-
                                                  Source
                                                  Cash
                                                  Manage-
                                                  ment
                                                  Fund,
                                                  which
                                                  pays up
                                                  to 0.75%
                                                  distri-
                                                  bution
                                                  fee and
                                                  up to
                                                  0.10%
                                                  service
                                                  fee
-----------------------------------------------------------------------
CLASS    none        1.00% on investments         0.75%      none
C*                   redeemed within one year     distri-
                     of purchase                  bution
                                                  fee and
                                                  0.25%
                                                  service
                                                  fee,
                                                  except
                                                  River-
                                                  Source
                                                  Cash
                                                  Manage-
                                                  ment
                                                  Fund,
                                                  which
                                                  pays
                                                  0.75%
                                                  distri-
                                                  bution
                                                  fee
-----------------------------------------------------------------------
CLASS    none        none                         none       none
I*
-----------------------------------------------------------------------
CLASS    none        none                         0.50%      none
R                                                 fee, of
(FOR-                                             which
MERLY                                             service
CLASS                                             fee can
R2)*                                              be up to
                                                  0.25%
-----------------------------------------------------------------------
CLASS    none        none                         0.25%      0.25%(f)
R3*                                               distri-
                                                  bution
                                                  fee
-----------------------------------------------------------------------
CLASS    none        none                         none       0.25%(f)
R4*
-----------------------------------------------------------------------
CLASS    none        none                         none       none
R5*
-----------------------------------------------------------------------
CLASS    none        none                         0.25%      none
W*                                                distri-
                                                  bution
                                                  and
                                                  service
                                                  fees,
                                                  except
                                                  River-
                                                  Source
                                                  Cash
                                                  Manage-
                                                  ment
                                                  Fund,
                                                  which
                                                  pays
                                                  0.10%
                                                  distri-
                                                  bution
                                                  and
                                                  service
                                                  fees
-----------------------------------------------------------------------
CLASS    none        none                         none       none
Z*
-----------------------------------------------------------------------


* For money market Funds, new investments must be made in Class A, Class I (available as a new investment only to the Funds (i.e., Fund-of-Fund investment), Class R (available as a new investment only to investors in the Distributor's proprietary 401(k) products), Class W or Class Z shares of the Fund. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering such share classes.

** Unless contrary instructions are received in advance by the Fund, any purchase orders (except those submitted by a selling and/or servicing agent through the National Securities Clearing Corporation (NSCC) as described in more detail below) that are initial investments in Class B shares or that are orders for additional Class B shares of the Fund received from existing investors in Class B shares, including orders made through an active systematic investment plan, will automatically be invested in Class A shares of the Fund, without regard to the normal minimum initial investment requirement for Class A shares, but subject to the applicable front-end sales charge. Your selling and/or service agent may have different polices, including automatically redirecting the purchase order to a money market fund.

*** The minimum initial investment requirement is $5,000 for RiverSource Disciplined Small Cap Value Fund, RiverSource Floating Rate Fund and RiverSource Inflation Protected Securities Fund, and $10,000 for RiverSource 120/20 Contrarian Equity Fund, Threadneedle Global Extended Alpha Fund and RiverSource Absolute Return Currency and Income Fund.

(+) There is no investment limit on Class C shares purchased by employee benefit plans created under section 401(a), 401(k), 457 and 403(b), and qualified deferred compensation plans that have a plan level or omnibus account maintained with the Fund or the Transfer Agent and transacts directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper.

(a) See below and the prospectus (as supplemented hereby) for more details on the eligible investors and minimum initial and subsequent investment and account balance requirements of these share classes.

(b) See below and the prospectus (as supplemented hereby) for information about certain exceptions to these sales charges.

(c) The maximum applicable distribution and/or shareholder service fees. Because these fees are paid out of Fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution and/or shareholder service fees. The Distributor has voluntarily agreed, effective April 15, 2010, to waive the 12b-1 fees it receives from Class A, Class C, Class R (formerly Class R2) and Class W shares of RiverSource Cash Management Fund and from Class A, Class C and Class R (formerly Class R2) shares of RiverSource Government Money Market Fund. Compensation paid to broker-dealers and other financial intermediaries may be suspended to the extent of the Distributor's waiver of the 12b-1 fees on these specific share classes of these Funds. See "DISTRIBUTION AND SERVICE FEES" below for more information.

(d) There is no CDSC on Class A shares of the money market Funds or RiverSource S&P 500 Index Fund.

(e) See below for more information on the timing of conversion of Class B shares to Class A shares. Timing of conversion and CDSC schedule will vary depending on the Fund and the date of your original purchase of Class B shares.

(f) See "PLAN ADMINISTRATION FEE" below for more information.

(g) Shareholders who opened and funded a Class R3, Class R4 or Class R5 shares account with a Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance), may continue to make additional purchases of the share class, and existing Class R3, Class R4 or Class R5 accounts may continue to allow new investors or participants to be established in their Fund account. See below for more information on eligible investors in Class R3, Class R4 and Class R5 shares and the closing of these share classes.

The following information replaces the information under "Distribution and Service Fees" (if applicable):

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Funds have adopted, distribution and/or shareholder service plans which set the distribution and/or service fees that are periodically deducted from the Fund's assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution and/or service fees (as an annual percent of average daily net assets) and the combined amount of such fees applicable to each share class of the RiverSource funds (including the Seligman and Threadneedle branded funds).

----------------------------------------------------------------------------------------
                          DISTRIBUTION              SERVICE               COMBINED
                               FEE                    FEE                   TOTAL
CLASS A                    up to 0.25%            up to 0.25%             0.25%(a)
CLASS B                       0.75%                  0.25%                1.00%(b)
CLASS C                       0.75%                  0.25%                1.00%(a)
CLASS I                       none                   none                   none
CLASS R                    up to 0.50%            up to 0.25%            0.50%(a)(c)
CLASS R3                      0.25%                0.25%(d)               0.50%(d)
CLASS R4                      none                 0.25%(d)               0.25%(d)
CLASS R5                      none                   none                   none
CLASS W                    up to 0.25%            up to 0.25%             0.25%(a)
CLASS Y                       none                   none                   none
CLASS Z                       none                   none                   none
----------------------------------------------------------------------------------------


(a) Fees amounts noted apply to all Funds other than RiverSource Cash Management Fund, which for each of Class A and Class W shares, pays distribution and service fees of 0.10% and for Class C shares pays distribution fees of 0.75%. The Distributor has voluntarily agreed, effective April 15, 2010, to waive the 12b-1 fees it receives from Class A, Class C, Class R (formerly Class R2) and Class W shares of RiverSource Cash Management Fund and from Class A, Class C and Class R (formerly Class R2) shares of RiverSource Government Money Market Fund. Compensation paid to broker-dealers and other financial intermediaries may be suspended to the extent of the Distributor's waiver of the 12b-1 fees on these specific share classes of these Funds.
(b) Fees amounts noted apply to all Funds other than RiverSource Cash Management Fund, which pays distribution fees of up to 0.75% and service fees of up to 0.10%, for a combined total of 0.85%. Effective after the close of business on September 3, 2010, Class B shares will be closed to new and existing investors.
(c) The RiverSource funds have a distribution and shareholder service plan for Class R shares, which, prior to the close of business on September 3, 2010, were known as Class R2 shares. For RiverSource funds Class R shares, the maximum fee under the plan reimbursed for distribution expenses is equal on an annual basis to 0.50% of the average daily net assets of the Fund attributable to Class R shares. Of that amount, up to 0.25% may be reimbursed for shareholder service expenses.

(d) The shareholder service fees for Class R3 and Class R4 shares are not paid pursuant to a 12b-1 plan. Under a plan administration services agreement, the Fund's Class R3 and Class R4 shares pay for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and health savings accounts.

The distribution and/or shareholder service fees for Class A, Class B, Class C, Class R (formerly Class R2), R3 and Class W shares, as applicable, are subject to the requirements of Rule 12b-1 under the 1940 Act, and are to reimburse the Distributor for certain expenses it incurs in connection with distributing the Fund's shares and directly or indirectly providing services to Fund shareholders. These payments or expenses include providing distribution and/or shareholder service fees to selling and/or servicing agents that sell shares of the Fund or provide services to Fund shareholders. The Distributor may retain these fees otherwise payable to selling and/or servicing agents if the amounts due are below an amount determined by the Distributor in its discretion.

For RiverSource fund Class A, Class B and Class W shares, the Distributor begins to pay these fees immediately after purchase. For RiverSource fund Class C shares, the Distributor pays these fees in advance for the first 12 months. Selling and/or servicing agents also receive distribution fees up to 0.75% of the average daily net assets of RiverSource fund Class C shares sold and held through them, which the Distributor begins to pay 12 months after purchase. For RiverSource fund Class B shares, and, for the first 12 months following the sale of RiverSource fund Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling and/or servicing agents, and to pay for other distribution related expenses. Selling and/or servicing agents may compensate their financial advisors with the shareholder service and distribution fees paid to them by the Distributor.

IF YOU MAINTAIN SHARES OF THE FUND DIRECTLY WITH THE FUND, WITHOUT WORKING DIRECTLY WITH A FINANCIAL ADVISOR OR SELLING AND/OR SERVICING AGENT, DISTRIBUTION AND SERVICE FEES MAY BE RETAINED BY THE DISTRIBUTOR AS PAYMENT OR REIMBURSEMENT FOR INCURRING CERTAIN DISTRIBUTION AND SHAREHOLDER SERVICE RELATED EXPENSES.

Over time, these distribution and/or shareholder service fees will reduce the return on your investment and may cost you more than paying other types of sales charges. The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue in effect. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge you other additional fees for providing services to your account, which may be different from those described here.

For all Funds except RiverSource S&P 500 Index Fund, the following information replaces the information under the section heading "Plan Administration Fee":

Class R3 and Class R4 shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services. The fee for Class R3 and Class R4 shares is equal on an annual basis to 0.25% of average daily net assets attributable to the class.

For RiverSource S&P 500 Index Fund, the information under and including the section heading "Plan Administration Fee" is hereby deleted.

The following information replaces the information under "Determining which class of shares to purchase -- Class A, Class B and Class C shares":

CLASS B SHARES CLOSING
Currently, Class B shares for RiverSource Absolute Return Currency and Income Fund, RiverSource Floating Rate Fund, RiverSource Inflation Protected Securities Fund, RiverSource Intermediate Tax-Exempt Fund, RiverSource Limited Duration Bond Fund and RiverSource Short Duration U.S. Government Fund are closed to new investors and new purchases.

As of the Effective Date, the Fund's Class B shares will be closed to new accounts and additional purchases by existing Class B shareholders. As of the Effective Date, shareholders owning Class B shares may continue to hold those shares (and any Class B shares acquired after that date pursuant to an exchange or distribution reinvestment) until they automatically convert to Class A shares under the Fund's existing conversion schedule. Existing shareholders of Class B shares may continue to exchange their Class B shares for Class B shares of other Funds that offer Class B shares for exchange. Existing Class B shareholders may also continue to add to their accounts through the reinvestment of dividends and capital gain distributions until their conversion to Class A shares.

On and after the Effective Date, any purchase orders for Class B shares that are initial investments or that are orders for additional shares, including orders made through an active systematic investment plan (other than a permitted exchange or a distribution reinvestment, or purchase orders submitted by a financial intermediary through the National Securities Clearing Corporation
(NSCC) as described in more detail below), will automatically be invested in Class A shares of the Fund, without regard to the normal minimum initial investment for Class A shares, but subject to the front-end sales charge that generally applies to Class A shares. By being invested in Class A shares (instead of Class B shares), the actual amount invested in the Fund will be reduced by the amount of any applicable front-end sales charge. For purposes of determining the applicable Class A front-end sales charge, the value of a shareholder's account will be deemed to include the value of all applicable shares in eligible accounts, including Class B shares. Please see RIGHTS OF ACCUMULATION (ROA) below for more information. Your financial advisor or selling and/or servicing agent may have different policies not described here, including a policy to reject purchase orders for Fund Class B shares on and after the Effective Date or to automatically invest the purchase amount in a money market fund. Please consult your financial advisor or selling and/or servicing agent to understand their policy.

Additional purchase orders for a Fund's Class B shares by an existing Class B shareholder, submitted by such shareholder's financial advisor through the NSCC, will be rejected due to operational limitations of the NSCC. Investors should consult their financial advisor if they wish to invest in the Fund by purchasing a share class of the Fund other than Class B shares.

Dividend and/or capital gain distributions from Class B shares of a Fund will not be automatically invested in Class B shares of another Fund. Such dividend and/or capital gain distributions from Class B shares of a Fund will be reinvested in Class B shares of the same Fund that is making the distribution.

On and after the Effective Date, the Repurchase privilege (described below under Repurchases) will no longer be offered for Class B shares. However, shareholders who redeem Class B shares (subject to the imposition of any applicable contingent deferred sales charge (CDSC)) and wish to reinvest all or a portion of the redemption proceeds within 90 days of redemption can invest in Class A shares without incurring a front-end sales charge. To qualify, shareholders must notify their financial intermediary or the Transfer Agent in writing in advance of reinvestment and must repurchase shares into an account with the same account owner information. Please see REPURCHASES below for more information.

All other Class B share features, including but not limited to distribution and service fees, CDSC and conversion features, will remain unchanged for Class B shares held on and after the Effective Date.

CLASS C SHARES
New purchases of Class C shares will not be permitted if your rights of accumulation are $1,000,000 or higher, except that there is no investment limit on Class C shares purchased by employee benefit plans created under section 401(a), 401(k), 457 and 403(b), and qualified deferred compensation plans that have a plan level or omnibus account maintained with the Fund or the Transfer Agent and transacts directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. See below under Rights of Accumulation (ROA) below for information on rights of accumulation.

Class C shares have a higher annual distribution fee than Class A shares and a CDSC for one year. Class C shares have no sales charge if you hold the shares for longer than one year. Unlike Class B shares, Class C shares do not convert to Class A shares. As a result, you will pay a distribution fee for as long as you hold Class C shares.

The following information replaces the information under "Determining which class of shares to purchase -- Class I Shares":

The following eligible investors may purchase Class I shares:

- Any fund distributed by the Distributor, if the fund seeks to achieve its investment objective by investing in shares of the Funds.

Class I shares may be purchased, sold or exchanged only through the Distributor or an authorized financial intermediary.

The following information replaces the information under "Determining which class of shares to purchase -- Class R and Y Shares":

CLASS R SHARES (FORMERLY CLASS R2 SHARES)
Class R shares can only be bought through eligible health savings accounts sponsored by third party platforms, including those sponsored by affiliates of Ameriprise Financial, and the following eligible retirement plans: 401(k) plans; 457 plans; employer-sponsored 403(b) plans; profit sharing and money purchase pension plans; defined benefit plans; and non-qualified deferred compensation plans. Class R shares are not available for investment through retail nonretirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs, individual 403(b) plans or 529 tuition programs. Contact the Transfer Agent or your retirement plan or health savings account administrator for more information about investing in Class R shares. The Distributor, in its sole discretion, may accept or authorize selling and/or servicing agents to accept investments in Class R shares from other institutional investors.

CLASS R3, CLASS R4 AND CLASS R5 SHARES
CLASS R3, CLASS R4 AND CLASS R5 SHARES ARE CLOSED TO NEW INVESTORS AND NEW ACCOUNTS EFFECTIVE AS OF THE CLOSE OF BUSINESS ON DECEMBER 31, 2010, SUBJECT TO CERTAIN LIMITED EXCEPTIONS DESCRIBED BELOW.
Shareholders who opened and funded a Class R3, Class R4 or Class R5 account with the Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance) may continue to make additional purchases of these share classes. Plans may continue to make additional purchases of Fund shares and add new participants, and new plans sponsored by the same or an affiliated sponsor may invest in the Fund (and add new participants) if an initial plan so sponsored invested in the Fund as of December 31, 2010 (or has approved the Fund as an investment option as of December 31, 2010 and funds its initial account with the Fund prior to March 31,
2011) and holds Fund shares at the plan level.

In the event that an order to purchase Class R3, Class R4 or Class R5 shares is received by the Fund or the Transfer Agent after the close of business on December 31, 2010 from a new investor or a new account that is not eligible to purchase shares, that order will be refused by the Fund and the Transfer Agent and any money that the Fund or the Transfer Agent receives with the order will be returned to the investor or the selling and/or servicing agent, as appropriate, without interest.

Class R3, Class R4 and Class R5 shares are designed for qualified employee benefit plans, trust companies or similar institutions, charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, state sponsored college savings plans established under Section 529 of the Internal Revenue Code, and health savings accounts created pursuant to public law 108-173. Additionally, if approved by the Distributor, Class R5 shares are available to institutional or corporate accounts above a threshold established by the Distributor (currently $1 million per Fund or $10 million in all Funds) and bank trust departments. Class R3, Class R4 and R5 shares may be purchased, sold or exchanged only through the Distributor or an authorized selling and/or servicing agent. Class R3, Class R4 shares and Class R5 shares of the Fund may be exchanged for Class R3 shares, Class R4 shares and Class R5 shares, respectively, of another Fund.

The following information replaces the table under "SALES CHARGES -- INITIAL SALES CHARGE FOR CLASS A SHARES":

 CLASS A SHARES -- FRONT-END SALES CHARGE -- BREAKPOINT SCHEDULE FOR EQUITY FUNDS AND FUNDS-OF-FUNDS (EQUITY)*

                                                                 AMOUNT RETAINED BY
                                                  SALES CHARGE   OR PAID TO SELLING
                                SALES CHARGE     AS A % OF THE    AND/OR SERVICING
      DOLLAR AMOUNT OF         AS A % OF THE       NET AMOUNT     AGENTS AS A % OF
      SHARES BOUGHT(A)       OFFERING PRICE(B)    INVESTED(B)    THE OFFERING PRICE
-----------------------------------------------------------------------------------
$0 -- $49,999                       5.75%             6.10%             5.00%
$50,000 -- $99,999                  4.50%             4.71%             3.75%
$100,000 -- $249,999                3.50%             3.63%             3.00%
$250,000 -- $499,999                2.50%             2.56%             2.15%
$500,000 -- $999,999                2.00%             2.04%             1.75%
$1,000,000 OR MORE                  0.00%             0.00%             0.00%(c)(d)
-----------------------------------------------------------------------------------

 CLASS A SHARES -- FRONT-END SALES CHARGE -- BREAKPOINT SCHEDULE FOR FIXED INCOME FUNDS (EXCEPT THOSE LISTED BELOW) AND FUNDS-OF-FUNDS (FIXED INCOME)*

                                                                 AMOUNT RETAINED BY
                                                  SALES CHARGE   OR PAID TO SELLING
                                SALES CHARGE     AS A % OF THE    AND/OR SERVICING
      DOLLAR AMOUNT OF         AS A % OF THE       NET AMOUNT     AGENTS AS A % OF
      SHARES BOUGHT(A)       OFFERING PRICE(B)    INVESTED(B)    THE OFFERING PRICE
-----------------------------------------------------------------------------------
$0 -- $49,999                       4.75%             4.99%             4.00%
$50,000 -- $99,999                  4.25%             4.44%             3.50%
$100,000 -- $249,999                3.50%             3.63%             3.00%
$250,000 -- $499,999                2.50%             2.56%             2.15%
$500,000 -- $999,999                2.00%             2.04%             1.75%
$1,000,000 OR MORE                  0.00%             0.00%             0.00%(c)(d)
-----------------------------------------------------------------------------------


 CLASS A SHARES -- FRONT-END SALES CHARGE -- BREAKPOINT SCHEDULE FOR RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND, RIVERSOURCE FLOATING RATE FUND, RIVERSOURCE INFLATION PROTECTED SECURITIES FUND, RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND, RIVERSOURCE LIMITED DURATION BOND FUND AND RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND

                                                                 AMOUNT RETAINED BY
                                                  SALES CHARGE   OR PAID TO SELLING
                                SALES CHARGE     AS A % OF THE    AND/OR SERVICING
      DOLLAR AMOUNT OF         AS A % OF THE       NET AMOUNT     AGENTS AS A % OF
      SHARES BOUGHT(A)       OFFERING PRICE(B)    INVESTED(B)    THE OFFERING PRICE
-----------------------------------------------------------------------------------
$0 -- $99,999                       3.00%             3.09%             2.50%
$100,000 -- $249,999                2.50%             2.56%             2.15%
$250,000 -- $499,999                2.00%             2.04%             1.75%
$500,000 -- $999,999                1.50%             1.52%             1.25%
$1,000,000 OR MORE                  0.00%             0.00%             0.00%(c)(d)
-----------------------------------------------------------------------------------


* There is no front-end sales charge on RiverSource S&P 500 Index Fund Class A shares. "Funds-of-funds (equity)" includes RiverSource Portfolio Builder Aggressive Fund, RiverSource Portfolio Builder Moderate Aggressive Fund, RiverSource Portfolio Builder Moderate Fund, RiverSource Portfolio Builder Total Equity Fund, RiverSource Retirement Plus 2010 Fund, RiverSource Retirement Plus 2015 Fund, RiverSource Retirement Plus 2020 Fund, RiverSource Retirement Plus 2025 Fund, RiverSource Retirement Plus 2030 Fund, RiverSource Retirement Plus 2035 Fund, RiverSource Retirement Plus 2040 Fund, RiverSource Retirement Plus 2045 Fund, Seligman TargETFund 2045, Seligman TargETFund 2035, Seligman TargETFund 2025, Seligman TargETFund 2015 and Seligman TargETFund Core. "Funds-of-funds (fixed income)" includes RiverSource Income Builder Basic Income Fund, RiverSource Income Builder Enhanced Income Fund, RiverSource Income Builder Moderate Income Fund, RiverSource Portfolio Builder Conservative Fund and RiverSource Portfolio Builder Moderate Conservative Fund.
(a) Purchase amounts and account values may be aggregated among all eligible Fund accounts for the purposes of this table. See Rights of Accumulation (ROA) for a discussion of account value aggregation.

(b) Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process. Purchase price includes the sales charge.
(c) Although there is no sales charge for purchases with a total market value of $1 million or more, and therefore no re-allowance, the Distributor may pay selling and/or servicing agents the following out of its own resources: 1.00% on purchases from $1 million up to but not including $3 million; 0.50% on purchases of $3 million up to but not including $50 million; and 0.25% on amounts of $50 million or more. The Distributor may be reimbursed if a CDSC is deducted when the shares are redeemed.
(d) For eligible employee benefit plans, selling and/or servicing agents are eligible to receive from the Distributor the following sales commissions on purchases that are coded as commission-eligible trades: 1.00% on all purchases up to but not including $3 million, including those in amounts of less than $1 million; up to 0.50% on all purchases of $3 million up to but not including $50 million; and up to 0.25% on all purchases of $50 million or more.

CLASS A SHARES -- COMMISSIONS
The Distributor may pay your selling and/or servicing agent an up-front commission when you buy Class A shares. The Distributor generally funds the commission through the applicable sales charge paid by you. The up-front commission on Class A shares, which varies by Fund, may be up to 5.00% of the offering price for Funds with a maximum front-end sales charge of 5.75%, up to 4.00% of the offering price for Funds with a maximum front-end sales charge of 4.75%, up to 3.00% of the offering price for Funds with a maximum front-end sales charge of 3.25%, up to 2.50% of the offering price for Funds with a maximum front-end sales charge of 3.00%, and up to 0.75% of the offering price for Funds with a maximum front-end sales charge of 1.00%.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

 CLASS A SHARES -- COMMISSION SCHEDULE (PAID BY THE DISTRIBUTOR TO SELLING AND/OR SERVICE AGENTS)*

                          COMMISSION LEVEL
                        (AS A % OF NET ASSET
   PURCHASE AMOUNT        VALUE PER SHARE)
--------------------------------------------
$1
  MIL-
  LION -- $2,999,999            1.00%**
$3
  MIL-
  LIO-
  N -- $49,999,999              0.50%
$50 MILLION OR MORE             0.25%
--------------------------------------------


* Not applicable to RiverSource S&P 500 Index Fund.
** For eligible employee benefit plans, selling and/or servicing agents are eligible to receive from the Distributor sales commissions on purchases (that are coded as commission-eligible trades) in amounts of less than $1 million

The following information replaces the information under "Rights of Accumulation
(ROA)" and "Letter of Intent (LOI)":

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A, Class E or Class T shares of the Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation (ROA), you may combine the value of eligible accounts maintained by you and members of your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts in the particular class of shares, the Fund will use the current public offering price per share. For purposes of obtaining a Class A shares breakpoint discount through ROA, you may aggregate your or your family members' ownership of different classes of shares, except for Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares, which may not be aggregated.

Second, by making a statement of intent to purchase additional shares (commonly referred to as a letter of intent (LOI)), you may pay a lower sales charge on all purchases (including existing ROA purchases) of Class A, Class E or Class T shares made within 13 months of the date of your LOI. Your LOI must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000. The required form of LOI may vary by selling and/or servicing agent, so please contact them directly for more information. Five percent of the purchase commitment amount will be placed in escrow. At the end of the 13-month period, the shares will be released from escrow, provided that you have invested the commitment amount. If you do not invest the purchase commitment amount by the end of the 13 months, the remaining amount of the unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. To calculate the total value of the purchases you've made under an LOI, the Fund will use the historic cost (i.e., dollars invested) of the shares held in each eligible account. For purposes of making an LOI to purchase additional shares, you may aggregate your ownership of different classes of shares, except for Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares, which may not be aggregated.

You must request the reduced sales charge (whether through ROA or an LOI) when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. To obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family, including accounts maintained through different financial advisors and selling and/or servicing agents. You and your financial advisor are responsible for ensuring that you receive discounts for which you are eligible. The Fund is not responsible for a financial advisor's failure to apply the eligible discount to your account. You may be asked by your financial advisor for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family.

 YOUR "IMMEDIATE FAMILY" AND ACCOUNT VALUE AGGREGATION
 For purposes of obtaining a Class A shares breakpoint discount, the value of your account will be deemed to include the value of all applicable shares in eligible accounts that are held by you and your "immediate family," which includes your spouse, domestic partner, parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law, provided that you and your immediate family members share the same mailing address. Any Fund accounts linked together for account value aggregation purposes as of the close of business on September 3, 2010 will be permitted to remain linked together. Remember that in order to obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family. Group plan accounts are valued at the plan level.

ELIGIBLE ACCOUNTS
The following accounts are eligible for account value aggregation as described above:

- Individual or joint accounts;

- Roth and traditional Individual Retirement Accounts (IRAs), Simplified Employee Pension accounts (SEPs), Savings Investment Match Plans for Employees of Small Employers accounts (SIMPLEs) and Tax Sheltered Custodial Accounts (TSCAs);

- Uniform Gifts to Minors Act (UGMA)/Uniform Transfers to Minors (UTMA) accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

- Revocable trust accounts for which you or an immediate family member, individually, is the beneficial owner/grantor;

- Accounts held in the name of your, your spouse's, or your domestic partner's sole proprietorship or single owner limited liability company or S corporation;

- Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan; and

- Investments in wrap accounts;

provided that each of the accounts identified above are invested in Class A, Class B, Class C, Class E, Class F, Class T, Class W and Class Z shares.

The following accounts are NOT eligible for account value aggregation as described above:

- Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

- Accounts invested in Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares;

- Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, or managed separate accounts;

- Charitable and irrevocable trust accounts; and

- Accounts holding shares of money market Funds that used the Columbia brand before May 1, 2010.

The following information replaces the information under "Initial Sales Charge -- Waivers of the sales charge for Class A shares":

The following categories of investors may buy Class A shares of the Fund at net asset value, without payment of any front-end sales charge that would otherwise apply:

     - current or retired Fund Board members, officers or employees of the Funds or Columbia Management or its affiliates(1);

     - current or retired Ameriprise Financial Services, Inc. financial advisors, employees of financial advisors(1);

     - registered representatives and other employees of affiliated or unaffiliated selling and/or servicing agent having a selling agreement with the Distributor(1);

     - Registered broker/dealer firms that have entered into a dealer agreement with the Distributor may buy Class A shares without paying a front-end sales charge for their investment account only;

     - Portfolio managers employed by subadvisers of the Funds(1);

     - Partners and employees of outside legal counsel to the Funds or the Funds' directors or trustees who regularly provide advice and services to the Funds, or to their directors or trustees;

     - Direct rollovers from qualified employee benefit plans, provided that the rollover involves a transfer to Class A shares in the same Fund;

     - Purchases made:

          - With dividend or capital gain distributions from a Fund or from the same class of another Fund;

          - Through or under a wrap fee product or other investment product sponsored by a selling and/or servicing agent that charges an account management fee or other managed agency/asset allocation accounts or programs involving fee-based compensation arrangements that have or that clear trades through a selling and/or servicing agent that has a selling agreement with the Distributor; or


----------
(1) including their spouses or domestic partners, children or step-children, parents, step-parents or legal guardians, and their spouse's or domestic partner's parents, step-parents, or legal guardians.

          - Through state sponsored college savings plans established under
            Section 529 of the Internal Revenue Code.

          - Through banks, trust companies and thrift institutions, acting as fiduciaries;

     - Separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11);

     - Purchases made through "employee benefit plans" created under section 401(a), 401(k), 457 and 403(b), and qualified deferred compensation plans that have a plan level or omnibus account maintained with the Fund or the Transfer Agent and transacts directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper; and

     - At the Fund's discretion, front-end sales charges may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Funds are a party.

Restrictions may apply to certain accounts and certain transactions. The Funds may change or cancel these terms at any time. Any change or cancellation applies only to future purchases. Unless you provide your financial advisor with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your financial advisor provide this information to the Fund when placing your purchase order. For more information about the sales charge reductions and waivers described here, please see the SAI.

The following information replaces the information under "Class A -- contingent deferred sales charge":

In some cases, you'll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

     - If you bought Class A shares without an initial sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares in accordance with the following policies:

          - Columbia fund shareholders who purchased shares of a Columbia fund on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase.

          - Fund shareholders who purchased shares after September 3, 2010 will incur a CDSC if those shares are redeemed within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase, and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months after purchase.

     - Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted immediately above.

For purposes of calculating the CDSC on shares of a Columbia fund and, for shares of a RiverSource fund purchased after the close of business on September 3, 2010, the start of the holding period is the first day of the month in which your purchase was made. For purposes of calculating the CDSC on shares of a RiverSource fund purchased on or before the close of business on September 3, 2010, the start of the holding period is the date your purchase was made. When you place an order to sell your Class A shares, the Fund will first redeem any shares that aren't subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the Fund. In certain circumstances, the CDSC may not apply.

The following information replaces the information under "CDSC -- Waivers of the CDSC for Class A shares" and "CDSC -- Waivers of the CDSC for Class C shares":

CDSC -- Waivers of the CDSC for Class A and Class C shares. The CDSC will be waived on redemptions of shares:

- in the event of the shareholder's death.

- to which no sales commission or transaction fee was paid to an authorized selling and/or servicing agent at the time of purchase.

- purchased through reinvestment of dividends and capital gain distributions.

- in an account that has been closed because it falls below the minimum account balance.

- that result from required minimum distributions taken from retirement accounts upon the shareholders attainment of age 70 1/2.

- that result from returns of excess contributions made to retirement plans or individual retirement accounts, so long as the selling and/or servicing agent returns the applicable portion of any commission paid by the Distributor.

- of Class A shares of a Fund initially purchased by an employee benefit plan.

- other than Class A shares, of a Fund initially purchased by an employee benefit plan that are not connected with a plan level termination.

- in connection with the Fund's Small Account Policy (as described below).

- at a Fund's discretion, issued in connection with plans of reorganization, including but not limited to mergers, asset acquisitions and exchange offers, to which the Fund is a party.

- by certain other investors as set forth in more detail in the SAI.

The following information replaces the information under "Class B and Class C -- CDSC alternative -- For Class B":

CLASS B SHARES -- SALES CHARGES
Effective September 7, 2010, the RiverSource funds no longer accept investments from new or existing investors in Class B shares, except for certain limited transactions involving existing investors in Class B shares as described in more detail below.

You don't pay a front-end sales charge when you buy Class B shares, but you may pay a CDSC when you sell Class B shares.

The CDSC on Class B shares:

- is applied to the net asset value at the time of your purchase or sale, whichever is lower,

- will not be applied to any shares you receive through reinvested distributions or on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains, and

- generally declines each year until there is no sales charge for redeeming shares.

For purposes of calculating the CDSC on shares of a Columbia fund and, for shares of a RiverSource fund purchased after the close of business on September 3, 2010, the start of the holding period is the first day of the month in which your purchase was made. For purposes of calculating the CDSC on shares of a RiverSource fund purchased on or before the close of business on September 3, 2010, the start of the holding period is the date your purchase was made. When you place an order to sell your Class B shares, the Fund will first redeem any shares that aren't subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the Funds.

CLASS B SHARES -- CDSC
You'll pay a CDSC if you sell Class B shares unless you qualify for a waiver of the CDSC or the shares you're selling were bought through reinvested distributions. See "CDSC -- Waivers of the CDSC for Class B shares" for details. Also, you will not pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains. The CDSC you pay on Class B shares depends on how long you've held your shares:

 CLASS B SHARES -- CDSC SCHEDULE FOR THE RIVERSOURCE FUNDS

 Number of Years                        Applicable
 Class B Shares Held                        CDSC*
------------------------------------------------------------
ONE                                         5.00%
TWO                                         4.00%
THREE                                       3.00%**
FOUR                                        3.00%
FIVE                                        2.00%
SIX                                         1.00%
SEVEN                                        None
EIGHT                                        None
                                        Conversion to Class
NINE                                    A Shares
------------------------------------------------------------


* Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.
** For shares purchased in a RiverSource fund (other than a Seligman fund) on or prior to June 12, 2009, the CDSC percentage for year three is 4%.

For purposes of calculating the CDSC on shares of a RiverSource fund purchased after the close of business on September 3, 2010, the start of the holding period is the first day of the month in which your purchase was made. For purposes of calculating the CDSC on shares of a RiverSource fund purchased on or before the close of business on September 3, 2010, the start of the holding period is the date your purchase was made. When you place an order to sell your Class B shares, the Fund will first redeem any shares that aren't subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the Funds.

CLASS B SHARES -- COMMISSIONS
If you are an investor who purchased Class B shares prior to their closing (except for certain limited transactions), although there was no front-end sales charge for Class B shares when you bought Class B shares, the Distributor paid an up-front commission directly to your selling and/or servicing agent when you bought the Class B shares (a portion of this commission may, in turn, have been paid to your financial advisor). This up-front commission, which varies across the Funds, was up to 4.00% of the net asset value per share of Funds with a maximum CDSC of 5.00% and up to 2.75% of the net asset value per share of Funds with a maximum CDSC of 3.00%. The Distributor continues to seek to recover this commission through distribution fees it receives under the Fund's distribution plan and any applicable CDSC paid when you sell your shares.

CONVERSION OF CLASS B SHARES TO CLASS A SHARES
Class B shares purchased in a Columbia fund at any time, a RiverSource fund (other than a Seligman fund) at any time, or a Seligman fund on or after June 13, 2009 automatically convert to Class A shares after you've owned the shares for eight years. Class B shares originally purchased in a Seligman fund on or prior to June 12, 2009 will convert to Class A shares in the month prior to the ninth year of ownership. The conversion feature allows you to benefit from the lower operating costs of Class A shares, which can help increase your total returns from an investment in the Fund.

Class B shares purchased in a RiverSource fund (other than a Seligman fund) prior to May 21, 2005 age on a calendar year basis. Class B shares purchased in a Columbia fund at any time, Seligman fund at any time, or a RiverSource fund on or after May 21, 2005 age on a daily basis. For example, a purchase made on November 12, 2004 completed its first year on December 31, 2004 under calendar year aging, but completed its first year on November 11, 2006 under daily aging.

The following rules apply to the conversion of Class B shares to Class A shares:

- Class B shares are converted on or about the 15th day of the month that they become eligible for conversion.

- Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.

- You'll receive the same dollar value of Class A shares as the Class B shares that were converted. Class B shares that you received from an exchange of Class B shares of another Fund will convert based on the day you bought the original shares.

- No sales charge or other charges apply, and conversions are free from U.S. federal income tax.

The following information replaces the information under "CDSC -- Waivers of the CDSC for Class B shares":

CDSC -- Waivers of the CDSC for Class B shares. The CDSC will be waived on redemptions of shares:

- in the event of the shareholder's death.

- that result from required minimum distributions taken from retirement accounts upon the shareholders' attainment of age 70 1/2.

- in connection with the Fund's Small Account Policy (as described below).

- by certain other investors, including certain institutions as set forth in more detail in the SAI.

The following information is added as a new last paragraph to "Class B and Class C -- CDSC alternative -- For Class C":

For purposes of calculating the CDSC on shares of a Columbia fund and, for shares of a RiverSource fund purchased after the close of business on

September 3, 2010, the start of the holding period is the first day of the month in which your purchase was made. For purposes of calculating the CDSC on shares of a RiverSource fund purchased on or before the close of business on September 3, 2010, the start of the holding period is the date your purchase was made. When you place an order to sell your Class C shares, the Fund will first redeem any shares that aren't subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the Funds.

The information under "Methods of Purchasing Shares" is amended to reflect the following:

As of the Effective Date, all references to telephone numbers of the Transfer Agent are changed to 800.345.6611, except that to place orders by telephone, please call the Transfer Agent at 800.422.3737. Have your account number and social security number (SSN) or taxpayer identification number (TIN) available when calling.

You or the financial advisor through which you buy shares may establish an account with the Fund. To do so, complete a Fund account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained at the websites listed below or may be requested by calling 800.345.6611. Make your check payable to the Fund. You will be assessed a $15 fee for any checks rejected by your financial institution due to insufficient funds or other reasons. The Funds do not accept cash, credit card convenience checks, money orders, traveler's checks, starter checks, third or fourth party checks, or other cash equivalents.

Mail your check and completed application to (the following addresses may also be used to request an exchange or redemption of shares):

REGULAR     THE FUNDS
  MAIL      C/O COLUMBIA MANAGEMENT INVESTMENT SERVICES
            CORP.
            P.O. BOX 8081
            BOSTON, MA 02266-8081



EXPRESS     THE FUNDS
  MAIL      C/O COLUMBIA MANAGEMENT INVESTMENT SERVICES
            CORP.
            30 DAN ROAD
            CANTON, MA 02021-2809



------------------------------------------------
                    WEBSITES*

  FOR COLUMBIA   FOR RIVERSOURCE  FOR SELIGMAN
  FUNDS AT ANY         AND            FUNDS
      TIME
AND ALL FUNDS ON  THREADNEEDLE    ON OR BEFORE
    AND AFTER      FUNDS ON OR
                     BEFORE
  SEPTEMBER 27,   SEPTEMBER 26,   SEPTEMBER 26,
      2010:           2010:           2010:
 www.columbiama- www.riversour- www.seligman.com
  nagement.com       ce.com
------------------------------------------------


* The website references in this prospectus supplement are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus supplement.

The following table replaces the table under "Minimum Investment and Account Balance" and, for those Funds with a prospectus Summary section entitled "BUYING AND SELLING SHARES," the information therein is amended to reflect the following information:

  MINIMUM INVESTMENT AND ACCOUNT BALANCE

                                                 RIVERSOURCE       RIVERSOURCE
                                                 120/20            DISCIPLINED
                                                 CONTRARIAN        SMALL CAP
                                                 EQUITY FUND,      VALUE FUND,
                                                 THREADNEEDLE      RIVERSOURCE
                  FOR ALL FUNDS,                 GLOBAL EXTENDED   FLOATING RATE
                  CLASSES AND                    ALPHA FUND,       FUND,
                  ACCOUNTS EXCEPT                RIVERSOURCE       RIVERSOURCE
                  THOSE LISTED TO   INDIVIDUAL   ABSOLUTE RETURN   INFLATION
                  THE RIGHT         RETIREMENT   CURRENCY AND      PROTECTED
                  (NONQUALIFIED)    ACCOUNTS     INCOME FUND       SECURITIES FUND   CLASS R   CLASS W   CLASS Z
MINIMUM INITIAL
INVESTMENT        $2,000(a)         $1,000       $10,000           $5,000            none      $500      Variable(a)(b)
MINIMUM
ADDITIONAL
INVESTMENTS       $100              $100         $100              $100              none      none      $100
MINIMUM ACCOUNT
BALANCE           $250(c)           none         $5,000            $2,500            none      $500      $250(c)



(A) IF YOUR FUND ACCOUNT BALANCE FALLS BELOW THE MINIMUM INITIAL INVESTMENT AMOUNT FOR ANY REASON, INCLUDING A MARKET DECLINE, YOU MAY BE ASKED TO INCREASE IT TO THE MINIMUM INITIAL INVESTMENT AMOUNT OR ESTABLISH A SCHEDULED INVESTMENT PLAN. IF YOU DO NOT DO SO, IT WILL BE SUBJECT TO A $20 ANNUAL LOW BALANCE FEE AND/OR SHARES MAY BE AUTOMATICALLY REDEEMED AND THE PROCEEDS MAILED TO YOU IF THE ACCOUNT FALLS BELOW THE MINIMUM ACCOUNT BALANCE.
(B) THE MINIMUM INITIAL INVESTMENT AMOUNT FOR CLASS Z SHARES VARIES FROM NONE, TO $1,000 TO $2,000 DEPENDING UPON THE CATEGORY OF ELIGIBLE INVESTOR. SEE CLASS Z SHARES MINIMUM INVESTMENTS BELOW.
(C) IF THE VALUE OF YOUR FUND ACCOUNT FALLS BELOW $250, YOUR FUND ACCOUNT IS SUBJECT TO AUTOMATIC REDEMPTION OF FUND SHARES. SEE SMALL ACCOUNT POLICY.

SYSTEMATIC INVESTMENT PLAN

THE SYSTEMATIC INVESTMENT PLAN ALLOWS YOU TO MAKE REGULAR PURCHASES VIA AUTOMATIC TRANSFERS FROM YOUR BANK ACCOUNT TO THE FUND ON A MONTHLY, QUARTERLY OR SEMI-ANNUAL BASIS. CONTACT THE TRANSFER AGENT OR YOUR FINANCIAL ADVISOR TO SET UP THE PLAN. THE TABLE BELOW SHOWS THE MINIMUM INITIAL INVESTMENTS, MINIMUM ADDITIONAL INVESTMENTS AND MINIMUM ACCOUNT BALANCE FOR INVESTMENT THROUGH A SYSTEMATIC INVESTMENT PLAN:

  MINIMUM INVESTMENT AND ACCOUNT BALANCE -- SYSTEMATIC INVESTMENT PLANS

                                                  RIVERSOURCE       RIVERSOURCE
                                                  120/20            DISCIPLINED
                                                  CONTRARIAN        SMALL CAP
                                                  EQUITY FUND,      VALUE FUND,
                                                  THREADNEEDLE      RIVERSOURCE
                   FOR ALL FUNDS,                 GLOBAL EXTENDED   FLOATING RATE
                   CLASSES AND                    ALPHA FUND,       FUND,
                   ACCOUNTS EXCEPT                RIVERSOURCE       RIVERSOURCE
                   THOSE LISTED TO   INDIVIDUAL   ABSOLUTE RETURN   INFLATION
                   THE RIGHT         RETIREMENT   CURRENCY AND      PROTECTED
                   (NONQUALIFIED)    ACCOUNTS     INCOME FUND       SECURITIES FUND   CLASS R   CLASS W   CLASS Z
MINIMUM INITIAL
INVESTMENT         $100(a)           $100(b)      $10,000           $5,000            none      $500      variable(c)
MINIMUM
ADDITIONAL
INVESTMENTS        $100              $50          $100              $100              none      none      $100
MINIMUM ACCOUNT
BALANCE*           none(b)           none         $5,000            $2,500            none      $500      none



* IF YOUR FUND ACCOUNT BALANCE IS BELOW THE MINIMUM INITIAL INVESTMENT DESCRIBED ABOVE, YOU MUST MAKE INVESTMENTS AT LEAST MONTHLY.
(A) MONEY MARKET FUNDS -- $2,000
(B) MONEY MARKET FUNDS -- $1,000
(C) THE MINIMUM INITIAL INVESTMENT AMOUNT FOR CLASS Z SHARES VARIES FROM NONE, TO $1,000 TO $2,000 DEPENDING UPON THE CATEGORY OF ELIGIBLE INVESTOR. SEE CLASS Z SHARES MINIMUM INVESTMENTS BELOW.

CLASS Z SHARES MINIMUM INVESTMENTS
There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

- Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

- Any health savings account sponsored by a third party platform and any omnibus group retirement plan for which a financial intermediary or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

- Any investor participating in a wrap program sponsored by a financial intermediary or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following eligible investors is $1,000:

- Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a financial intermediary or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or subaccounting performed in place of the Transfer Agent.

- Any person employed as of April 30, 2010 by the former investment manager, distributor or transfer agent of the Columbia funds is eligible to make new and subsequent purchases in the Class Z shares through an individual retirement account.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,000:

- Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

- Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with a Columbia fund distributed by the Distributor.

- Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

- Any investor participating in an account offered by a financial intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a financial intermediary must independently satisfy the minimum investment requirement noted above).

- Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

- Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Ameriprise Financial and its affiliates and/or subsidiaries.

- Any person employed as of April 30, 2010 by the former investment manager, distributor or transfer agent of the Columbia funds is eligible to make new and subsequent purchases in the Class Z shares through a non-retirement account.

- Certain other investors as set forth in more detail in the SAI.

The minimum initial investment requirements for the classes of shares may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, for accounts that are a part of an employer-sponsored retirement plan, or for other account types if approved by the Distributor.

The Fund reserves the right to modify its minimum investment and related requirements at any time, with or without prior notice.

With respect a Medallion Signature Guarantee, as of the Effective Date, the dollar threshold triggering the need for a Medallion Signature Guarantee is increased from an amount greater than $50,000 to an amount greater than $100,000. The following information replaces the information relating to how to obtain a Medallion Signature Guarantee:

Qualified customers can obtain a Medallion Signature Guarantee from any financial institution -- including commercial banks, credit unions and broker/dealers -- that participates in one of the three Medallion signature guarantee programs recognized by the Securities and Exchange Commission. These Medallion Signature Guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). Please note that a guarantee from a notary public is not acceptable.

As of the Effective Date, the following limits are applicable:

You can sell up to and including an aggregate of $100,000 of Fund shares via the telephone per day, per Fund, if you qualify for telephone orders. Wire redemptions requested via the telephone are subject to a maximum of $3 million of Fund shares per day, per Fund. You can buy up to and including $100,000 of Fund shares per day, per Fund through your bank account as an Automated Clearing House (ACH) transaction via the telephone if you qualify for telephone orders.

The following is hereby added under "Methods of Purchasing Shares":

ONLINE TRANSACTIONS
Once Class A, Class B, Class C, Class R, Class Y and Class Z shareholders have an account, they may contact the Transfer Agent at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services. You can sell up to and including an aggregate of $100,000 of Fund shares per day, per Fund account through the internet if you qualify for internet orders.

IMPORTANT:
Payments sent by electronic fund transfers, a bank authorization, or check that are not guaranteed may take up to 14 days to clear. If you request a redemption within 14 days of purchase, this may cause your redemption request to fail to process if the requested amount includes unguaranteed funds. Proceeds from purchases by check or from a bank account as an Automated Clearing House (ACH) transaction will be held when you sell those shares for up to 10 days after the trade date of the purchase.

SYSTEMATIC WITHDRAWAL PLAN
The Systematic Withdrawal Plan lets you withdraw funds from your Class A, Class B, Class C, Class I, Class W, Class Y and/or Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. To set up the plan, your account balance must meet the Fund Class' minimum initial investment amount. All dividend and capital gain distributions must be reinvested to set up the plan. A Systematic Withdrawal Plan cannot be set up on an account that already has a Systematic Investment Plan established. If you set up the plan after you've opened your account, we may require your signature to be Medallion Signature Guaranteed.

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You can choose to receive your withdrawals via check or direct deposit into your bank account. Otherwise, the Fund will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving the Fund 30 days notice in writing or by calling the Transfer Agent at
800.422.3737. It's important to remember that if you withdraw more than your investment in the Fund is earning, you'll eventually use up your original investment.

SMALL ACCOUNT POLICY -- CLASS A, B, C, T AND Z SHARE ACCOUNTS MINIMUM BALANCE
FEE
If the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you for any reason, including as a result of market decline, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your Fund account. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your financial advisor.

Each Fund reserves the right to change its minimum investment requirements. The Funds also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

EXCEPTIONS TO THE ABOVE SMALL ACCOUNT POLICY (Accounts Below $250 and Minimum Balance Fee)
The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class E, Class F, Class R, Class R3, Class R4, Class R5, Class Y and Class W shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

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SMALL ACCOUNT POLICY -- BROKER/DEALER AND WRAP FEE ACCOUNTS
The Funds may automatically redeem at any time broker/dealer networked accounts and wrap fee accounts that have account balances of $20 or less or have less than one share.

DIVIDEND DIVERSIFICATION
Generally, you may automatically invest distributions made by another Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made with respect to shares that were not subject to a sales charge at the time of your initial purchase.

SYSTEMATIC EXCHANGES
You may buy Class A, Class B, Class C, Class T, Class W, Class Y and/or Class Z shares of a Fund by exchanging each month from another Fund for shares of the same class of the Fund at no additional cost, subject to the following exchange amount minimums: $50 each month for individual retirement accounts (i.e. tax qualified accounts); and $100 each month for non-retirement accounts. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must obtain a Medallion Signature Guarantee.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to the Funds' Small Account Policy described above. You may terminate the program or change the amount you would like to exchange (subject to the $50 and $100 minimum requirements noted immediately above) by calling the Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase.

SAME-FUND EXCHANGE PRIVILEGE FOR CLASS Z SHARES
Certain shareholders invested in a class of shares other than Class Z may become eligible to invest in Class Z shares. Upon a determination of such eligibility, any such shareholders will be eligible to exchange their shares for Class Z shares of the same Fund, if offered. No sales charges or other charges will apply to any such exchange, except that when Class B shares are exchanged for Class Z shares, any CDSC charges applicable to Class B shares will be applied. Ordinarily, shareholders will not recognize a gain or loss for federal income tax purposes upon such an exchange. Investors should contact their selling and/ or servicing agents to learn more about the details of the Class Z shares exchange privilege.

OTHER REDEMPTION RULES YOU SHOULD KNOW
- Once the Transfer Agent or your selling and/or servicing agent receives your sell order in "good form," your shares will be sold at the next calculated net

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  asset value per share. Any applicable CDSC will be deducted from the amount you're selling and the balance will be remitted to you.

- If you sell your shares directly through the Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in "good form."

- If you sell your shares through a selling agent, the Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in "good form."

- If you paid for your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Funds will hold the sale proceeds when you sell those shares for a period of time after the trade date of the purchase.

- No interest will be paid on uncashed redemption checks.

- The Funds can delay payment of the sale proceeds for up to seven days and may suspend redemptions and/or postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

- Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

- Also keep in mind the Funds' Small Account Policy.

The following information replaces the information under and including the caption heading "Other exchange policies":

OTHER EXCHANGE RULES YOU SHOULD KNOW
- Exchanges are made at net asset value next calculated after your exchange order is received in good form.

- Once the Fund receives your exchange request, you cannot cancel it after the market closes.

- The rules for buying shares of a Fund generally apply to exchanges into that Fund, including, if your exchange creates a new account, it must satisfy the minimum investment amount for new purchases, unless a waiver applies.

- Shares of the purchased Fund may not be used on the same day for another exchange or sale.

- You can generally make exchanges between like share classes of any Fund. Some exceptions apply.

- If you exchange shares from Class A shares of a money market Fund to a non-money market Fund, any further exchanges must be between shares of the same class. For example, if you exchange from Class A shares of a money market Fund into Class C shares of an equity Fund, you may not exchange

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  from Class C shares of that equity Fund back to Class A shares of a money market Fund.

- A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase. If your initial investment was in a money market Fund and you exchange into an equity or fixed income Fund, your transaction is subject to a front-end sales charge if you exchange into Class A shares and the CDSC if you exchange into Class C, Class E, Class F and Class T shares of the Funds.

- If your initial investment was in Class A shares of an equity Fund or fixed income Fund and you exchange shares into a money market Fund, you may exchange that amount to another Fund, including dividends earned on that amount, without paying a sales charge.

- If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Fund and ends when you sell the shares of the Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Fund.

- You may make exchanges only into a Fund that is legally offered and sold in your state of residence. Contact the Transfer Agent or your financial advisor for more information.

- You generally may make an exchange only into a Fund that is accepting investments.

- The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

- Unless your account is part of a tax-advantaged arrangement, an exchange for shares of another Fund is a taxable event, and you may recognize a gain or loss for tax purposes.

- Shares of Class W originally purchased, but no longer held in a discretionary managed account, may not be exchanged for Class W shares of another Fund. You may continue to hold these shares in the original Fund. Changing your investment to a different Fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new Fund.

The following information replaces the information under "Check Redemption Service":

Effective September 7, 2010, only Class A shares of the money market Funds offer check writing privileges. If you have $2,000 in a money market Fund, you may request checks which may be drawn against your account. The amount of any check drawn against your money market Fund must be at least $100. You can elect this service on your initial application or thereafter. Call 800.345.6611

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for the appropriate forms to establish this service. If you own Class A shares that were both in another Fund at NAV because of the size of the purchase, and then exchanged into a money market Fund, check redemptions may be subject to a CDSC. A $15 charge will be assessed for any stop payment order requested by you or any overdraft in connection with checks written against your money market Fund account.

The following information replaces the information under "Short-Term or Excessive Trading":

EXCESSIVE TRADING PRACTICES POLICY OF NON-MONEY MARKET FUNDS
Right to Reject or Restrict Share Transaction Orders -- The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). THE FUND DISCOURAGES AND DOES NOT ACCOMMODATE EXCESSIVE TRADING.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund's portfolio or is otherwise contrary to the Fund's best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations -- If a Fund detects that an investor has made two "material round trips" in any 28-day period, it will generally reject the investor's future buy orders, including exchange buy orders, involving any Fund.

For these purposes, a "round trip" is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund, or a sale or exchange out of the Fund followed by a purchase or exchange into the Fund. A "material" round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a "fund of funds" structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or

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certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading
Practices -- The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through selling and/or servicing agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling and/or servicing agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling and/or servicing agents such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit selling and/or servicing agents to aggregate their clients' transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.

Some selling and/or servicing agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund's ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund's efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading -- Excessive trading creates certain risks to the Fund's long-term shareholders and may create the following adverse effects:

- negative impact on the Fund's performance;

- potential dilution of the value of the Fund's shares;

- interference with the efficient management of the Fund's portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

- losses on the sale of investments resulting from the need to sell securities at less favorable prices;

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- increased taxable gains to the Fund's remaining shareholders resulting from the need to sell securities to meet sell orders; and

- increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund's valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund's valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund's valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don't work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund's shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund's portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

EXCESSIVE TRADING PRACTICES POLICY OF MONEY MARKET FUNDS
The money market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of money market Fund shares. However, since frequent purchases and sales of money market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the money market Funds) and disrupting portfolio management strategies, each of the money market Funds reserves the right, but has no obligation, to reject any buy or exchange transaction at any time. Except as expressly described in this prospectus (such as minimum purchase amounts), the money market Funds have no limits on buy or exchange transactions. In addition, each of the money market Funds reserve the right to impose or modify restrictions on purchases, exchanges or trading of the Fund shares at any time.

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The following information replaces the information under "Repurchases":

Investors can also buy Class A shares without paying a sales charge if the purchase is made from the proceeds of a redemption from any Class A, B, C or T shares within 90 days, up to the amount of the redemption proceeds. Any CDSC paid upon redemption of your Class A, B, C or T shares will not be reimbursed. If your original purchase was in Class T shares, you will be allowed to reinvest in the same Class T shares account and Fund you originally purchased.

After the close of business on September 3, 2010, RiverSource fund shareholders may not invest or reinstate their investment in Class B shares of a RiverSource fund. However, shareholders who redeem Class B shares and wish to reinvest all or a portion of the redemption proceeds within 90 days of redemption can invest in Class A shares without incurring a front-end sales charge. To qualify, shareholders must notify their financial advisor or the Transfer Agent in writing in advance of reinvestment and must purchase shares into an account with the same account owner information.

To be eligible for these reinstatement privileges the purchase must be made into an account for the same owner, but does not need to be into the same Fund from which the shares were sold. The Transfer Agent, the Distributor or their agents must receive a written reinstatement request from you or your selling and/or servicing agent within 90 days after the shares are redeemed and the purchase of

Class A shares through this reinstatement privilege will be made at the NAV of such shares next calculated after the request is received in good order. Systematic withdrawals and purchases are excluded from this policy.

The last sentence of the fourth paragraph under "Pricing and Valuing of Fund Shares" is replaced with the following:

The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.

The following information replaces the information under and including the section heading "PAYMENTS TO FINANCIAL INTERMEDIARIES":

FINANCIAL INTERMEDIARY COMPENSATION
The Distributor and the investment manager make payments, from their own resources, to certain financial intermediaries, including selling and/or servicing agents, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Funds sold by the Distributor attributable to that intermediary, gross sales of the Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that a selling and/or servicing agent charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments

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to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds attributable to the intermediary.

The Distributor and the investment manager may make payments in larger amounts or on a basis other than those described above when dealing with certain financial intermediaries. Such increased payments may enable such financial intermediaries to offset credits that they may provide to customers.

The Distributor, the Transfer Agent and the investment manager may also make payments to financial intermediaries, including other Ameriprise Financial affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing. The Distributor and the Advisor may make payments in larger amounts or on a basis other than those described above when dealing with certain affiliates of Bank of America Corporation (Bank of America). Such increased payments to the Bank of America affiliates may enable the Bank of America affiliate to offset credits that it may provide to customers.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund's shares in any intermediary's program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund's shares in any intermediary's program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

For all classes other than Class Y shares, the Funds may reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap that varies among Funds. Generally, the annual cap for each Columbia fund (other than the Columbia Acorn funds) and each RiverSource fund is 0.20% of the average aggregate value of the Fund's shares maintained in such accounts for financial intermediaries that seek payment by the Transfer Agent based on a percentage of net assets. Please see the SAI for additional information. The annual cap for Columbia Acorn funds is 0.05% of the average aggregate value of the Fund's shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the investment manager. The Distributor and the investment manager may make other payments or allow promotional incentives to broker/

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dealers to the extent permitted by SEC and Financial Industry Regulatory
Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the investment manager and their affiliates are paid out of the Distributor's and the investment manager's own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and the investment manager and their affiliates and the services provided by financial intermediaries as well as a list of the intermediaries, including Ameriprise Financial affiliates, to which the Distributor and the investment manager have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others.

For RiverSource S&P 500 Index Fund:

On and after the Effective Date, the Redemption Fee and Maximum annual account fee (for accounts under $10,000) on Class D and Class E shares (to be renamed as Class A and Class Z respectively), as described in the table of Shareholder fees under the caption "Fees and Expenses of the Fund" in the Summary of the Fund are no longer applicable.

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                                                              S-6400-11 A (8/10)